Shareholders' equity	12 Months Ended
Dec. 31, 2024
Shareholders' equity
Shareholders' equity

Note 14 — Shareholders’ equity

The Company was established as a holding company under the laws of the Cayman Islands on February 20, 2023. The original authorized number of ordinary shares is 200,000,000 shares with par value of US$0.01 per share. As of December 31, 2023 and 2024, 22,235,471 and 24,535,471 ordinary shares were issued and outstanding, respectively. The shares are presented on a retroactive basis to reflect the recapitalization.

Additional paid-in capital

As of December 31, 2023, additional paid-in capital in the consolidated balance sheet represented the combined contributed capital of the Company’s subsidiaries.

During the year ended December 31, 2024, the Company issued 2,000,000 shares through its IPO and 300,000 shares pursuant to the underwriters’ exercise of an over-allotment option in connection therewith, at US$4.00 per share for RMB66,442,520 (US$9,200,000). The net proceeds of RMB54,936,088 (US$7,606,453) after deducting underwriting discounts and the offering expenses payable were received by the Company. Of such amount, RMB3,284,685 (US$450,000) is held in the escrow trust account of the Company’s transfer agent for the purposes to cover any unpaid legal claims associated with, or arising subsequent to, the IPO. The RMB3,284,685 (US$450,000) will be held in the escrow trust account for a period of 18 months from the IPO completion date.

Statutory reserves and restricted net assets

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Company’s board of directors. The statutory reserve as determined pursuant to PRC statutory laws totaled approximately RMB1,494,652 and RMB2,054,975 (US$281,530) as of December 31, 2023 and 2024, respectively.

Because the Company’s operating subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Company’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution, was RMB4,223,736 and RMB4,784,059 (US$655,413) as of December 31, 2023 and 2024, respectively.

Ordinary shares subscribed

Subscribed shares are shares that shareholders have promised to buy. As of December 31, 2023 and 2024, the total number of shares that shareholders have promised to buy up to 22,235,471 shares which were issued and outstanding. The shares are presented on a retroactive basis to reflect the recapitalization.